Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 6.3%
42,664	(1)	Altice USA, Inc.	$ 1,387,860	0.2
1,010		Cable One, Inc.	1,846,644	0.3
14,185	(1)	IAC/InterActiveCorp	3,068,357	0.5
1,820	(1)	Liberty Media Corp.- Liberty SiriusXM A Tracking Stock	80,226	0.0
3,805	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	167,839	0.0
26,822	(1)	Live Nation Entertainment, Inc.	2,270,482	0.4
42,356	(1)	Match Group, Inc.	5,818,867	0.9
5,377		Nexstar Media Group, Inc.	755,092	0.1
63,073	(1)	Pinterest, Inc.	4,669,294	0.7
6,916	(1)	Playtika Holding Corp.	188,184	0.0
20,606	(1)	Roku, Inc.	6,712,817	1.0
126,899	(2)	Sirius XM Holdings, Inc.	772,815	0.1
25,359	(1)	Spotify Technology SA	6,794,944	1.1
19,945	(1)	Take-Two Interactive Software, Inc.	3,524,281	0.6
8,680	(2)	World Wrestling Entertainment, Inc.	470,977	0.1
1,219	(1)	Zillow Group, Inc. - Class A	160,152	0.0
3,012	(1),(2)	Zillow Group, Inc. - Class C	390,476	0.1
138,063	(1)	Zynga, Inc. - Class A	1,409,623	0.2
			40,488,930	6.3

		Consumer Discretionary: 11.0%
2,544	(1)	Autozone, Inc.	3,572,539	0.6
7,815		Best Buy Co., Inc.	897,240	0.1
5,766		BorgWarner, Inc.	267,312	0.0
7,858	(1)	Bright Horizons Family Solutions, Inc.	1,347,254	0.2
10,987	(1)	Burlington Stores, Inc.	3,282,916	0.5
2,307	(1)	Carmax, Inc.	306,047	0.1
10,563	(1)	Carvana Co.	2,771,731	0.4
24,637	(1)	Chegg, Inc.	2,110,405	0.3
5,269	(1)	Chipotle Mexican Grill, Inc.	7,486,300	1.2
21,222	(1)	Dollar Tree, Inc.	2,429,070	0.4
7,368		Domino's Pizza, Inc.	2,709,877	0.4
22,322	(1)	Etsy, Inc.	4,501,678	0.7
2,925		Expedia Group, Inc.	503,451	0.1
10,323	(1)	Five Below, Inc.	1,969,525	0.3
17,744	(1)	Floor & Decor Holdings, Inc.	1,694,197	0.3
2,719	(1)	frontdoor, Inc.	146,146	0.0
1,669	(1)	GrubHub, Inc.	100,140	0.0
24,439		H&R Block, Inc.	532,770	0.1
5,294	(1)	Leslie's, Inc.	129,650	0.0
21,497	(1)	Lululemon Athletica, Inc.	6,593,345	1.0
38,605	(1)	Mattel, Inc.	769,012	0.1
64	(1)	NVR, Inc.	301,499	0.0
9,162	(1)	Ollie's Bargain Outlet Holdings, Inc.	797,094	0.1
13,271	(1)	O'Reilly Automotive, Inc.	6,731,715	1.0
11,680	(1)	Peloton Interactive, Inc.	1,313,299	0.2
4,793	(1),(2)	Petco Health & Wellness Co., Inc.	106,213	0.0
8,812	(1)	Planet Fitness, Inc.	681,168	0.1
1,131		Polaris, Inc.	150,988	0.0
7,332		Pool Corp.	2,531,300	0.4
26,482		Tempur Sealy International, Inc.	968,182	0.2
21,861		Tractor Supply Co.	3,871,146	0.6
9,472	(1)	Ulta Beauty, Inc.	2,928,458	0.5
604		Vail Resorts, Inc.	176,163	0.0
3,537		VF Corp.	282,677	0.0
15,462	(1),(2)	Vroom, Inc.	602,863	0.1
12,213	(1)	Wayfair, Inc.	3,844,042	0.6
33,904		Wendy's Company	686,895	0.1
2,368		Williams-Sonoma, Inc.	424,346	0.1
4,900		Wynn Resorts Ltd.	614,313	0.1
5,228		Yum China Holdings, Inc.	309,550	0.1
			71,442,516	11.0

		Consumer Staples: 3.5%
10,967	(2)	Albertsons Cos, Inc.	209,141	0.0
7,877	(1),(2)	Beyond Meat, Inc.	1,024,955	0.2
1,683	(1)	Boston Beer Co., Inc.	2,030,169	0.3
7,269		Brown-Forman Corp. - Class A	462,817	0.1
29,106		Brown-Forman Corp. - Class B	2,007,441	0.3
18,380		Campbell Soup Co.	923,963	0.1
46,990		Church & Dwight Co., Inc.	4,104,576	0.6
16,922		Clorox Co.	3,263,915	0.5
10,177		Energizer Holdings, Inc.	483,000	0.1
7,345	(1)	Grocery Outlet Holding Corp.	270,957	0.0
2,278	(1)	Herbalife Nutrition Ltd.	101,052	0.0
21,545		Hershey Co.	3,407,557	0.5
16,095		Kellogg Co.	1,018,814	0.2
6,319		Lamb Weston Holdings, Inc.	489,596	0.1
26,226		McCormick & Co., Inc.	2,338,310	0.4
3,088	(1)	Pilgrim's Pride Corp.	73,464	0.0
2,520		Reynolds Consumer Products, Inc.	75,046	0.0
18,787	(1)	Sprouts Farmers Market, Inc.	500,110	0.1
			22,784,883	3.5

		Energy: 0.5%
43,760	(1)	Cheniere Energy, Inc.	3,151,157	0.5
7,230		Equitrans Midstream Corp.	58,997	0.0
			3,210,154	0.5

		Financials: 3.3%
241	(1)	Alleghany Corp.	150,936	0.0
16,000		Apollo Global Management, Inc.	752,160	0.1
18,546		Ares Management Corp.	1,039,132	0.2
1,396		Axis Capital Holdings Ltd.	69,200	0.0
2,385		Brown & Brown, Inc.	109,018	0.0
2,099		Carlyle Group, Inc./The	77,159	0.0
4,444		Cboe Global Markets, Inc.	438,578	0.1
118	(1),(2)	Credit Acceptance Corp.	42,507	0.0
2,718		Erie Indemnity Co.	600,433	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
7,022		Factset Research Systems, Inc.	$ 2,166,919	0.3
771	(1)	GoHealth, Inc.	9,013	0.0
1,949	(1),(2)	LendingTree, Inc.	415,137	0.1
4,516		Lincoln National Corp.	281,211	0.0
1,173		LPL Financial Holdings, Inc.	166,754	0.0
6,974		MarketAxess Holdings, Inc.	3,472,494	0.5
3,431		Morningstar, Inc.	772,112	0.1
15,210		MSCI, Inc. - Class A	6,377,249	1.0
4,622		Primerica, Inc.	683,224	0.1
3,234		RenaissanceRe Holdings Ltd.	518,249	0.1
16,346		SLM Corp.	293,738	0.0
10,873		T. Rowe Price Group, Inc.	1,865,807	0.3
13,453		Tradeweb Markets, Inc.	995,522	0.2
551	(1),(2)	Upstart Holdings, Inc.	71,002	0.0
10,691		Virtu Financial, Inc.	331,956	0.1
			21,699,510	3.3

		Health Care: 21.5%
10,859	(1)	10X Genomics, Inc.	1,965,479	0.3
8,373	(1)	Abiomed, Inc.	2,668,726	0.4
20,922	(1)	Acadia Pharmaceuticals, Inc.	539,788	0.1
9,134	(1)	Acceleron Pharma, Inc.	1,238,662	0.2
14,413	(1)	Adaptive Biotechnologies Corp.	580,267	0.1
4,964		Agilent Technologies, Inc.	631,123	0.1
1,145	(1)	Agios Pharmaceuticals, Inc.	59,128	0.0
6,198	(1)	Alexion Pharmaceuticals, Inc.	947,736	0.2
14,768	(1)	Align Technology, Inc.	7,997,315	1.2
21,831	(1)	Alnylam Pharmaceuticals, Inc.	3,082,319	0.5
6,054	(1)	Amedisys, Inc.	1,603,039	0.3
7,576	(1),(2)	American Well Corp.	131,595	0.0
13,230		AmerisourceBergen Corp.	1,562,066	0.2
93,643	(1)	Avantor, Inc.	2,709,092	0.4
2,600	(1)	Berkeley Lights, Inc.	130,598	0.0
30,983	(1)	BioMarin Pharmaceutical, Inc.	2,339,526	0.4
6,831		Bio-Techne Corp.	2,608,964	0.4
5,601	(1)	Bluebird Bio, Inc.	168,870	0.0
8,297		Bruker Corp.	533,331	0.1
55,329		Cardinal Health, Inc.	3,361,237	0.5
57,563		Cerner Corp.	4,137,628	0.6
4,116	(1)	Certara, Inc.	112,367	0.0
33,683	(1)	Change Healthcare, Inc.	744,394	0.1
8,184	(1)	Charles River Laboratories International, Inc.	2,371,969	0.4
2,931		Chemed Corp.	1,347,732	0.2
1,114		Cooper Cos., Inc.	427,876	0.1
2,351	(1)	DaVita, Inc.	253,367	0.0
8,413		Encompass Health Corp.	689,025	0.1
24,431	(1)	Exact Sciences Corp.	3,219,517	0.5
21,097	(1)	Exelixis, Inc.	476,581	0.1
11,223	(1)	Global Blood Therapeutics, Inc.	457,337	0.1
15,529	(1)	Guardant Health, Inc.	2,370,502	0.4
8,879	(1)	Haemonetics Corp.	985,658	0.2
1,475		Hill-Rom Holdings, Inc.	162,958	0.0
33,853	(1)	Hologic, Inc.	2,517,986	0.4
34,154	(1)	Horizon Therapeutics Plc	3,143,534	0.5
989	(1)	ICU Medical, Inc.	203,180	0.0
15,916	(1)	Idexx Laboratories, Inc.	7,787,858	1.2
34,836	(1)	Incyte Corp., Ltd.	2,831,122	0.4
12,405	(1)	Insulet Corp.	3,236,713	0.5
12,153	(1)	Ionis Pharmaceuticals, Inc.	546,399	0.1
26,051	(1)	Iovance Biotherapeutics, Inc.	824,775	0.1
13,633	(1)	IQVIA Holdings, Inc.	2,633,078	0.4
1,009	(1)	Laboratory Corp. of America Holdings	257,325	0.0
9,144	(1),(2)	Maravai LifeSciences Holdings, Inc.	325,892	0.1
9,241	(1)	Masimo Corp.	2,122,288	0.3
22,445		McKesson Corp.	4,377,673	0.7
4,107	(1)	Mettler Toledo International, Inc.	4,746,419	0.7
54,011	(1)	Moderna, Inc.	7,072,740	1.1
7,469	(1)	Molina Healthcare, Inc.	1,745,953	0.3
17,597	(1)	Neurocrine Biosciences, Inc.	1,711,308	0.3
19,050	(1)	Novocure Ltd.	2,518,029	0.4
9,066	(1),(2)	Oak Street Health, Inc.	492,012	0.1
6,232	(1)	Penumbra, Inc.	1,686,255	0.3
4,084		PerkinElmer, Inc.	523,936	0.1
25,565	(1)	PPD, Inc.	967,380	0.2
10,161	(1)	PRA Health Sciences, Inc.	1,557,986	0.2
7,027	(1),(2)	Quidel Corp.	898,964	0.1
4,425	(1)	Reata Pharmaceuticals, Inc.	441,172	0.1
10,257	(1)	Repligen Corp.	1,994,063	0.3
27,117		Resmed, Inc.	5,261,240	0.8
25,889	(2)	Royalty Pharma PLC	1,129,278	0.2
735	(1)	Sage Therapeutics, Inc.	55,015	0.0
3,663	(1),(2)	Sana Biotechnology, Inc.	122,601	0.0
14,242	(1)	Sarepta Therapeutics, Inc.	1,061,456	0.2
23,974	(1)	Seagen, Inc.	3,329,030	0.5
2,977	(1)	Signify Health, Inc.	87,107	0.0
7,710	(1)	Sotera Health Co.	192,442	0.0
843		STERIS Public Ltd. Co.	160,575	0.0
1,652	(1)	Syneos Health, Inc.	125,304	0.0
10,196	(1)	Tandem Diabetes Care, Inc.	899,797	0.1
19,015	(1)	Teladoc Health, Inc.	3,455,976	0.5
5,525		Teleflex, Inc.	2,295,417	0.4
2,190	(1)	Varian Medical Systems, Inc.	386,601	0.1
25,586	(1)	Veeva Systems, Inc.	6,684,087	1.0
856	(1)	Waters Corp.	243,250	0.0
13,881		West Pharmaceutical Services, Inc.	3,911,388	0.6
			139,180,376	21.5

		Industrials: 12.0%
11,326		Allegion Public Ltd.	1,422,772	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
13,803		Allison Transmission Holdings, Inc.	$ 563,576	0.1
3,333		Armstrong World Industries, Inc.	300,270	0.0
1,852	(1)	Array Technologies, Inc.	55,227	0.0
11,829	(1)	Axon Enterprise, Inc.	1,684,686	0.3
2,756	(1)	AZEK Co., Inc./The	115,890	0.0
25,577		Booz Allen Hamilton Holding Corp.	2,059,716	0.3
11,530		BWX Technologies, Inc.	760,288	0.1
756	(1)	CACI International, Inc.	186,475	0.0
58,981		Carrier Global Corp.	2,490,178	0.4
3,935		CH Robinson Worldwide, Inc.	375,517	0.1
14,794		Cintas Corp.	5,049,340	0.8
38,817	(1)	Copart, Inc.	4,215,914	0.7
710		CoreLogic, Inc.	56,267	0.0
7,376	(1)	CoStar Group, Inc.	6,062,261	0.9
2,472		Donaldson Co., Inc.	143,772	0.0
736	(1)	Driven Brands Holdings, Inc.	18,709	0.0
12,905	(1)	Dun & Bradstreet Holdings, Inc.	307,268	0.1
16,979		Equifax, Inc.	3,075,406	0.5
19,572		Expeditors International Washington, Inc.	2,107,709	0.3
87,850		Fastenal Co.	4,417,098	0.7
10,538	(1)	Generac Holdings, Inc.	3,450,668	0.5
15,613		Graco, Inc.	1,118,203	0.2
11,824		Heico Corp. - Class A - HEI.A	1,343,206	0.2
6,792		Heico Corp. - HEI	854,434	0.1
711		Huntington Ingalls Industries, Inc.	146,359	0.0
6,042	(1)	IAA, Inc.	333,156	0.1
40,930		IHS Markit Ltd.	3,961,205	0.6
4,282		JB Hunt Transport Services, Inc.	719,676	0.1
5,856		Landstar System, Inc.	966,591	0.2
2,468		Leidos Holdings, Inc.	237,619	0.0
4,596		Lincoln Electric Holdings, Inc.	565,032	0.1
8,404	(1)	Mercury Systems, Inc.	593,743	0.1
1,527		MSA Safety, Inc.	229,081	0.0
8,875		Nordson Corp.	1,763,285	0.3
15,904		Old Dominion Freight Line	3,823,481	0.6
5,223		Quanta Services, Inc.	459,520	0.1
10,658		Rockwell Automation, Inc.	2,829,060	0.4
36,793		Rollins, Inc.	1,266,415	0.2
1,415		Science Applications International Corp.	118,280	0.0
1,340	(1)	Shoals Technologies Group, Inc.	46,605	0.0
18,211		Toro Co.	1,878,283	0.3
2,218	(1)	TransDigm Group, Inc.	1,304,007	0.2
32,736		TransUnion	2,946,240	0.5
21,870	(1)	Trex Co., Inc.	2,001,980	0.3
30,002		Verisk Analytics, Inc.	5,301,053	0.8
44,892		Vertiv Holdings Co.	897,840	0.1
10,888	(1),(2)	Virgin Galactic Holdings, Inc.	333,499	0.1
6,071		WW Grainger, Inc.	2,434,046	0.4
858	(1)	XPO Logistics, Inc.	105,791	0.0
			77,496,697	12.0

		Information Technology: 37.1%
4,257	(1),(2)	2U, Inc.	162,745	0.0
24,920	(1)	Akamai Technologies, Inc.	2,539,348	0.4
3,625	(1)	Allegro MicroSystems, Inc.	91,894	0.0
10,161	(1)	Alteryx, Inc.	842,957	0.1
65,496		Amphenol Corp.	4,320,771	0.7
25,531	(1)	Anaplan, Inc.	1,374,844	0.2
16,207	(1)	ANSYS, Inc.	5,503,249	0.9
9,127	(1)	Arista Networks, Inc.	2,755,350	0.4
11,913	(1)	Aspen Technology, Inc.	1,719,403	0.3
15,593	(1)	Avalara, Inc.	2,080,574	0.3
6,822	(1)	BigCommerce Holdings, Inc.	394,312	0.1
14,022	(1)	Bill.com Holdings, Inc.	2,040,201	0.3
28,611	(1)	Black Knight, Inc.	2,116,928	0.3
21,643		Broadridge Financial Solutions, Inc. ADR	3,313,543	0.5
2,441	(1),(2)	C3.ai, Inc.	160,886	0.0
52,160	(1)	Cadence Design Systems, Inc.	7,145,398	1.1
2,925		CDK Global, Inc.	158,126	0.0
26,834		CDW Corp.	4,447,736	0.7
15,496	(1)	Ceridian HCM Holding, Inc.	1,305,848	0.2
6,341		Citrix Systems, Inc.	890,023	0.1
21,984	(1)	Cloudflare, Inc.	1,544,596	0.2
31,686		Cognex Corp.	2,629,621	0.4
3,812	(1)	Coherent, Inc.	964,017	0.2
2,297	(1)	CommScope Holding Co., Inc.	35,282	0.0
13,169	(1)	Coupa Software, Inc.	3,351,247	0.5
21,269	(1)	Crowdstrike Holdings, Inc.	3,881,805	0.6
28,834	(1)	Datadog, Inc.	2,403,026	0.4
2,255	(1)	Datto Holding Corp.	51,662	0.0
34,291	(1)	DocuSign, Inc.	6,942,213	1.1
1,432		Dolby Laboratories, Inc.	141,367	0.0
46,410	(1)	Dropbox, Inc.	1,237,291	0.2
11,374	(1),(2)	Duck Creek Technologies, Inc.	513,422	0.1
34,591	(1)	Dynatrace, Inc.	1,668,670	0.3
12,485	(1)	Elastic NV	1,388,332	0.2
19,979	(1)	Enphase Energy, Inc.	3,239,795	0.5
23,713		Entegris, Inc.	2,651,113	0.4
10,051	(1)	EPAM Systems, Inc.	3,987,131	0.6
6,690	(1)	Everbridge, Inc.	810,694	0.1
5,292	(1)	Fair Isaac Corp.	2,572,177	0.4
14,910	(1),(2)	Fastly, Inc.	1,003,145	0.2
9,655	(1)	FireEye, Inc.	188,948	0.0
11,671	(1)	Five9, Inc.	1,824,527	0.3
15,599	(1)	FleetCor Technologies, Inc.	4,190,359	0.6
25,149	(1)	Fortinet, Inc.	4,637,979	0.7
16,365	(1)	Gartner, Inc.	2,987,431	0.5
13,799		Genpact Ltd.	590,873	0.1
7,284	(1)	Globant SA	1,512,231	0.2
31,809	(1)	GoDaddy, Inc.	2,469,015	0.4
3,017	(1)	Guidewire Software, Inc.	306,618	0.0
7,826	(1)	HubSpot, Inc.	3,554,647	0.6
9,040	(1)	Inphi Corp.	1,612,826	0.3

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
429	(1)	IPG Photonics Corp.	$ 90,493	0.0
5,281		Jabil, Inc.	275,457	0.0
11,288		Jack Henry & Associates, Inc.	1,712,615	0.3
3,898	(1)	Jamf Holding Corp.	137,677	0.0
2,118	(1),(2)	JFrog Ltd.	93,976	0.0
11,889	(1)	Keysight Technologies, Inc.	1,704,883	0.3
29,371		KLA Corp.	9,704,178	1.5
1,542	(1)	Lumentum Holdings, Inc.	140,862	0.0
10,668	(1)	Manhattan Associates, Inc.	1,252,210	0.2
16,675		Maxim Integrated Products	1,523,595	0.2
3,358		McAfee Corp.	76,361	0.0
16,859	(1)	Medallia, Inc.	470,198	0.1
35,447		Microchip Technology, Inc.	5,502,083	0.9
7,772		MKS Instruments, Inc.	1,441,084	0.2
9,862	(1)	MongoDB, Inc.	2,637,395	0.4
8,334		Monolithic Power Systems, Inc.	2,943,652	0.5
3,282		Motorola Solutions, Inc.	617,180	0.1
7,228	(1)	nCino, Inc.	482,252	0.1
22,693		NetApp, Inc.	1,649,100	0.3
10,135	(1)	New Relic, Inc.	623,100	0.1
102,246		NortonLifeLock, Inc.	2,173,750	0.3
35,670	(1)	Nutanix, Inc.	947,395	0.1
21,982	(1)	Okta, Inc.	4,845,492	0.8
13,532	(1)	PagerDuty, Inc.	544,392	0.1
17,965	(1)	Palo Alto Networks, Inc.	5,785,808	0.9
47,963		Paychex, Inc.	4,701,333	0.7
9,187	(1)	Paycom Software, Inc.	3,399,741	0.5
7,231	(1)	Paylocity Holding Corp.	1,300,351	0.2
6,701		Pegasystems, Inc.	766,192	0.1
23,126	(1)	Pluralsight, Inc.	516,635	0.1
10,707	(1)	Proofpoint, Inc.	1,346,834	0.2
19,731	(1)	PTC, Inc.	2,715,972	0.4
26,734	(1)	Pure Storage, Inc. - Class A	575,850	0.1
14,517	(1)	RealPage, Inc.	1,265,882	0.2
14,889	(1)	RingCentral, Inc.	4,435,135	0.7
93,703	(1)	Slack Technologies, Inc.	3,807,153	0.6
21,394	(1)	Smartsheet, Inc.	1,367,505	0.2
9,239	(1)	SolarEdge Technologies, Inc.	2,655,658	0.4
30,624	(1)	Splunk, Inc.	4,148,940	0.6
8,881		SS&C Technologies Holdings, Inc.	620,515	0.1
38,136	(1)	StoneCo Ltd.	2,334,686	0.4
16,693		Switch, Inc.	271,428	0.0
26,552	(1)	Synopsys, Inc.	6,579,055	1.0
15,689	(1)	Teradata Corp.	604,654	0.1
31,286		Teradyne, Inc.	3,806,881	0.6
7,818	(1)	Trade Desk, Inc./The	5,094,678	0.8
22,629	(1)	Twilio, Inc.	7,711,058	1.2
7,499	(1)	Tyler Technologies, Inc.	3,183,550	0.5
1,293		Ubiquiti, Inc.	385,702	0.1
4,574	(1),(2)	Unity Software, Inc.	458,818	0.1
8,117		Universal Display Corp.	1,921,862	0.3
11,327	(1)	VeriSign, Inc.	2,251,355	0.3
15,043		Western Union Co.	370,960	0.1
716	(1)	WEX, Inc.	149,802	0.0
46,214		Xilinx, Inc.	5,725,915	0.9
9,073	(1)	Zebra Technologies Corp.	4,402,038	0.7
21,832	(1)	Zendesk, Inc.	2,895,360	0.4
13,663	(1)	Zscaler, Inc.	2,345,527	0.4
			239,748,409	37.1

		Materials: 2.0%
44,713		Amcor PLC	522,248	0.1
6,485		Avery Dennison Corp.	1,190,970	0.2
56,495		Ball Corp.	4,787,386	0.7
8,634	(1)	Berry Global Group, Inc.	530,128	0.1
2,525		Crown Holdings, Inc.	245,026	0.0
4,824		FMC Corp.	533,583	0.1
10,981		Graphic Packaging Holding Co.	199,415	0.0
1,079		NewMarket Corp.	410,193	0.1
8,875		Royal Gold, Inc.	955,127	0.1
20,210		RPM International, Inc.	1,856,288	0.3
7,179		Scotts Miracle-Gro Co.	1,758,640	0.3
3,804		WR Grace & Co.	227,707	0.0
			13,216,711	2.0

		Real Estate: 1.7%
4,445		Americold Realty Trust	170,999	0.0
6,632		Brookfield Property REIT, Inc.	119,044	0.0
5,121		Coresite Realty Corp.	613,752	0.1
13,481		Equity Lifestyle Properties, Inc.	857,931	0.1
17,085		Extra Space Storage, Inc.	2,264,617	0.4
31,691		Iron Mountain, Inc.	1,172,884	0.2
48,693		Simon Property Group, Inc.	5,539,803	0.9
			10,739,030	1.7

		Utilities: 0.1%
15,959		NRG Energy, Inc.	602,133	0.1

	Total Common Stock
	(Cost $349,633,417)		640,609,349	99.0

EXCHANGE-TRADED FUNDS: 0.6%
37,858		iShares Russell Mid-Cap Growth ETF	3,863,787	0.6

	Total Exchange-Traded Funds
	(Cost $3,780,500)		3,863,787	0.6

	Total Long-Term Investments
	(Cost $353,413,917)		644,473,136	99.6

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Repurchase Agreements: 1.6%
2,414,800	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $2,414,801, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,463,096, due 04/15/21-02/20/71)	$ 2,414,800	0.3
2,414,846	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $2,414,847, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $2,463,143, due 05/15/23-09/15/57)	2,414,846	0.4
1,862,641	(3)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,862,642, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,899,894, due 05/04/21-04/01/51)	1,862,641	0.3
1,183,904	(3)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $1,183,906, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,207,582, due 07/01/22-03/01/51)	1,183,904	0.2
1,168,001	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $1,168,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $1,191,362, due 06/01/21-02/20/71)	1,168,001	0.2
1,331,073	(3)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,331,075, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $1,361,627, due 01/31/22-02/15/41)	1,331,073	0.2

	Total Repurchase Agreements
	(Cost $10,375,265)		10,375,265	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,132,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $1,132,000)	1,132,000	0.2

	Total Short-Term Investments
	(Cost $11,507,265)	11,507,265	1.8

	Total Investments in Securities (Cost $364,921,182)	$ 655,980,401	101.4
	Liabilities in Excess of Other Assets	(9,213,905)	(1.4)
	Net Assets	$ 646,766,496	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2021.

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$640,609,349	$–	$–	$640,609,349
Exchange-Traded Funds	3,863,787	–	–	3,863,787
Short-Term Investments	1,132,000	10,375,265	–	11,507,265
Total Investments, at fair value	$645,605,136	$10,375,265	$–	$655,980,401
Liabilities Table
Other Financial Instruments+
Futures	$(7,100)	$–	$–	$(7,100)
Total Liabilities	$(7,100)	$–	$–	$(7,100)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	6	06/18/21	$1,563,180	$(7,100)
			$1,563,180	$(7,100)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $365,843,221.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$295,817,164
Gross Unrealized Depreciation	(5,687,084)

Net Unrealized Appreciation	$290,130,080